SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING STANDARDS (Tables)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
SCHEDULE OF ESTIMATED USEFUL LIVES

Depreciation is provided for by the straight-line method over the estimated useful lives as follows:

Property and Equipment	Estimated Useful Life
Scientific equipment	4-10 years
Computer equipment	3 years
Office equipment	5 years

SCHEDULE OF BASIC AND DILUTED LOSS PER SHARE

	Six months ended
	June 30,	June 30,
	2024	2023
	£	£
Net (loss) income for the period	(5,308,407)	357,976
Basic weighted average number of shares outstanding	64,905,328	3,030,825
Diluted weighted average number of shares outstanding	64,905,328	3,488,575

Basic (loss) income per share	(0.08)	0.12
Diluted (loss) income per share	(0.08)	0.10

Schedule of potential shares are anti-dilutive

The following potential shares are anti-dilutive and are therefore excluded from the weighted average number of shares for the purpose of diluted income per share with respect to the six months ended June 30, 2023:

Six Months Ended June 30,
2023
Number of Shares
Convertible loan notes – assuming all loan notes are converted to equity	856,253
2021 Share Option Scheme	7,934
Warrants in issue	7,083,037
7,947,224